UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

August 31,2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	August 31, 2007

Shares		Value

COMMON STOCKS - 80.96%

Aerospace & Defense - 0.42%
9,000	Allied Defense Group, Inc. *	$ 40,500

Agricultural Products-Livestock & Animal Specialties - 2.20%
4,300	Sadia S.A. ADR	213,925

Apparel Retail - 1.06%
5,925	Stage Stores, Inc.	102,680

Auto Parts & Equipment - 1.14%
3,700	Aftermarket Technology Corp. *	110,667

Chemicals & Allied Products - 0.66%
710	FMC Corp.	63,900

Construction & Farm Machinery - 2.04%
3,426	Oshkosh Truck Corp.	198,331

Data Processing Services - 1.16%
9,800	Gevity HR, Inc.	112,896

Diversified Commercial Services - 2.09%
4,675	VSE Corp.	203,035

Electric Utilites - 1.44%
4,250	MGE Energy, Inc.	139,995

Electronic Equipment & Instruments - 1.32%
15,600	PAR Technology Corp. *	128,388

Food Retail - 3.51%
4,674	Village Super Market, Inc.	223,604
861	Arden Group, Inc.	117,311
		340,915
Footwear - 1.74%
7,000	K-Swiss, Inc. Class A	168,840

Gas Utilities - 3.90%
7,300	Piedmont Natural Gas Co., Inc.	192,720
7,300	UGI Corp.	186,515
		379,235
Health Care Distributors & Services - 1.32%
3,220	Owens & Minor, Inc.	128,478

Health Care Supplies - 2.35%
2,002	Atrion Corp.	228,228

Home Furnishings - 0.82%
4,173	Rent A Center, Inc. *	80,205

Housewares & Specialties - 1.58%
3,790	Lancaster Colony Corp.	154,139

Industrial Conglomerates - 0.32%
400	Teleflex, Inc.	31,108

Industrial Machinery - 2.46%
4,842	Hurco Companies, Inc. *	239,485

Information Technology, Electronic Manufacturing Services - 2.13%
6,091	TTM Technologies, Inc. *	71,142
4,600	Park Electrochemical Corp.	135,976
		207,118
Life & Health Insurance - 2.06%
14,500	Phoenix Companies, Inc.	200,825

Multi-Line Insurance - 2.13%
10,700	Horace Mann Educators Corp.	206,938

Natural Gas Distribution - 2.26%
4,480	New Jersey Resources Corp.	219,430

Networking Equipment - 1.85%
3,899	Bel Fuse, Inc. Class B	122,819
7,802	Packeteer, Inc. *	57,501
		180,319
Office Services & Supplies - 2.05%
3,371	United Stationers, Inc. *	198,956

Oil & Gas Exploration & Production - 3.43%
5,000	Saint Mary Land & Exploration Co.	166,750
6,000	Encore Acquisition Co. *	166,740
		333,490
Packaged Foods - 5.36%
7,626	Smithfield Foods, Inc. *	249,599
6,474	Sanderson Farms, Inc.	271,520
		521,119
Personal Products - 1.49%
7,000	Inter Parfums, Inc.	145,320

Property & Casualty Insurance - 3.36%
7,350	CNA Surety Corp. *	132,006
3,700	Proassurance Corp. *	194,546
		326,552
Regional Banks - 2.20%
6,241	First Midwest Bancorp, Inc.	214,004

Reinsurance - 4.42%
5,500	Platinum Underwriters Holdings, Ltd.	190,740
6,000	Endurance Specialty Holdings, Ltd.	239,220
		429,960
Services-Advertising - 0.94%
10,000	Valassis Communications, Inc. *	91,200

Services-Computer Integrated Systems Design - 0.77%
15,900	Merge Technologies, Inc. *	74,412

Services-Computer Processing & Data Preparation - 1.26%
5,000	Acxiom Corp.	122,500

Specialty Chemicals - 2.49%
15,500	American Pacific Corp. *	242,110

Steel - 1.90%
8,000	Cleco Corp.	184,320

Surgical & Medical Instruments & Apparatus - 1.10%
5,494	Angiodynamics, Inc. *	106,914

Thrifts And Mortgage Finance - 0.79%
2,901	Anchor Bancorp Wisconsin, Inc.	76,412

Trucking - 1.71%
8,019	Vitran Corp. *	167,598

Wholesale-Apparel, Piece Goods & Notions - 3.45%
10,735	Delta Apparel, Inc.	186,038
5,100	Weyco Group, Inc.	150,246
		336,284
State Commercial Banks - 2.28%
2,776	Penns Wood Bancorp, Inc.	90,692
4,150	Central Pacific Financial Corp.	132,053
		222,745

TOTAL FOR COMMON STOCKS (Cost $6,928,900) - 80.96%		$7,873,476

REAL ESTATE INVESTMENT TRUSTS - 0.78%
938	Macerich Co.	76,184

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $76,184) - 0.78%		$ 76,184

SHORT TERM INVESTMENTS - 18.25%
1,775,288	AIM Short Term Investments Company Prime Portfolio 5.25% ** (Cost $1,775,288)	1,775,288

TOTAL INVESTMENTS (Cost $8,780,372) - 99.99%		$9,724,949

OTHER ASSETS LESS LIABILITIES - 0.01%		1,404

NET ASSETS - 100.00%		$9,726,353

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2007.

NOTES TO FINANCIAL STATEMENTS
Queens Road Small Cap Value Fund
1. SECURITY TRANSACTIONS

At August 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,780,372 amounted to $944,577, which consisted of aggregate gross unrealized appreciation of $1,376,783 and aggregate gross unrealized depreciation of $432,206.

	Queens Road Value Fund
	Schedule of Investments
	August 31, 2007

Shares		Value

COMMON STOCKS - 81.98%

Advertising - 0.26%
500	Omnicom Group, Inc.	$ 25,465

Aerospace & Defense - 1.18%
160	Boeing Co.	15,472
525	Alliant Techsystems, Inc. *	55,288
600	United Technologies Corp.	44,778
		115,538
Alternative Carriers - 1.45%
7,500	Time Warner, Inc.	142,350

Apparel & Accessories - 1.50%
800	Liz Claiborne, Inc.	27,336
1,500	V.F. Corp.	119,775
		147,111
Beverages - 1.34%
1,830	Brown Forman Corp.	130,955

Financials-Asset Management & Custody Banks - 0.72%
1,400	Bank of America Corp.	70,952

Broadcasting & Cable TV - 1.37%
2,800	Echostar Communications Corp. *	118,496
490	CBS Corp. Class B	15,440
		133,936
Computer Hardware - 2.12%
2,600	Hewlett-Packard Co.	128,310
2,800	Dell Computer Corp. *	79,100
		207,410
Computer Storage & Peripherals - 2.90%
10,000	EMC Corp. *	196,600
600	Lexmark International Group, Inc. *	22,356
2,500	Seagate Technology Corp.	64,550
		283,506
Data Processing Services - 0.58%
2,495	Electronic Data Systems Corp.	57,111

Diversified Financial Services - 1.58%
3,300	Citigroup Corp.	154,704

Electric & Other Services Combined - 1.08%
2,100	Integrys Energy Group, Inc.	105,357

Electric Utilites - 3.93%
700	Exelon Corp.	49,469
1,865	Southern Co.	66,189
3,000	Northeast Utilities	82,950
5,900	Duke Power Co.	108,206
1,700	Progress Energy, Inc.	77,996
		384,810
Environmental Services - 0.70%
2,250	Waste Connections, Inc. *	68,445

Fertilizers & Agricultural Chemicals - 0.83%
1,800	The Scotts Miracle-Gro Co.	81,468

Financials-Asset Management & Custody Banks - 2.85%
1,500	Legg Mason, Inc.	130,230
2,900	T. Rowe Price Associates, Inc.	148,828
		279,058
General Merchandise Stores - 0.87%
1,950	Dollar Tree Stores, Inc. *	84,728

Health Care Distributors & Services - 0.66%
800	Wellpoint Health Networks, Inc. *	64,472

Health Care Equipment - 0.81%
1,500	Medtronic, Inc.	79,260

Health Care Facilities - 1.60%
4,500	Community Health Systems, Inc. *	156,285

Household Products - 1.16%
1,900	Clorox Co.	113,620

Housewares & Specialties - 1.17%
1,380	Fortune Brands, Inc.	114,664

Industrial Conglomerates - 1.41%
1,162	Covidien Ltd.*	46,282
1,162	Tyco Electronics, Ltd.*	40,519
1,162	Tyco International, Inc.	51,314
		138,115
Industrial Instruments For Measurement, Display And Control - 0.91%
1,150	Danaher Corp.	89,309

Industrial Machinery - 1.59%
3,000	Ingersoll-Rand Co. Ltd.	155,790

Insurance Brokers - 0.36%
1,300	Brown & Brown, Inc.	34,996

Insurance Agents, Brokers, And Services - 0.68%
2,500	Marsh & Mclennan Cos., Inc.	66,625

Integrated Oil & Gas - 1.49%
1,700	Exxon Mobil Corp.	145,741

Integrated Telecommunication Services - 3.83%
3,584	AT&T Inc	142,894
1,290	Alltel Corp.	88,055
2,600	Century Telephone Enterprises, Inc.	124,748
1,333	Windstream Corp.	19,035
		374,732
Internet Software & Services - 1.58%
6,000	Intel Corp.	154,500

Leisure Products - 0.78%
2,700	Hasbro, Inc.	76,167

Life & Health Insurance - 7.04%
10,179	Aegon NV	185,461
2,035	Metlife Inc.	130,342
3,500	Conseco, Inc. *	49,210
1,800	Torchmark Corp.	110,808
4,000	Aflac, Inc.	213,240
		689,061
Metalworking Machinery & Equipment - 1.77%
2,000	Black & Decker Corp.	173,500

Movies & Entertainment - 2.74%
5,500	Microsoft Corp.	158,015
4,500	News Corp.	91,035
490	Viacom, Inc. Class B *	19,335
		268,385
Multi-Sector Holdings - 2.36%
5,200	Leucadia National Corp.	230,776

Multi-Line Insurance - 2.12%
3,140	American International Group, Inc.	207,240

Oil & Gas Exploration & Production - 0.95%
1,200	Apache Corp.	92,856

Oil & Gas Refining & Marketing - 0.28%
1,200	Spectra Energy Corp	27,900

Packaged Foods - 1.46%
4,670	Unilever NV	142,669

Personal Products - 1.51%
6,375	Alberto-Culver LLC Class B	147,709

Pharmaceuticals - 5.96%
2,000	Glaxo Smithkline, PLC	104,440
3,050	Johnson & Johnson	188,460
2,820	Merck & Co., Inc.	141,479
6,000	Pfizer, Inc.	149,040
		583,419
Property & Casualty Insurance - 2.47%
11,900	Progressive Corp.*	242,046

Publishing & Printing - 1.60%
420	Gannett, Inc.	19,740
3,300	John Wiley & Sons, Inc.	136,851
		156,591
Reginal Banks - 0.88%
1,700	BOK Financial Corp.	86,581

Reinsurance - 1.23%
2,100	Renaissance Re Holdings Ltd.	120,288

Restaurants - 1.67%
3,325	Mcdonalds Corp.	163,757

Semiconductors - 1.23%
4,000	Maxim Integrated Products, Inc.	120,040

Specialty Stores - 0.12%
1,375	Sally Beauty Holdings, Inc. *	11,715

Steel Pipe & Tubes - 0.51%
500	Allegheny Technologies, Inc.	49,695

Systems Software - 0.58%
3,000	Symantec Corp. *	56,430

Trading Companies & Distributors - 0.65%
700	W.W. Grainger, Inc.	64,127

Wireless Telecommunication Services - 0.97%
1,586	America Movil S.A.B. de C.V.	95,890

State Commercial Banks - 0.59%
1,650	Fifth Third Bancorp	58,889

TOTAL FOR COMMON STOCKS (Cost $6,992,943) - 81.98%		$8,026,741

SHORT TERM INVESTMENTS - 17.36%
1,700,168	AIM Short Term Investment Company Prime Portfolio 5.25% ** (Cost $1,700,168)	1,700,168

TOTAL INVESTMENTS (Cost $8,693,111) - 99.34%		9,726,909

OTHER ASSETS LESS LIABILITIES - 0.66%		64,785

NET ASSETS - 100.00%		$9,791,694

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2007.

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS

At August 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,693,111 amounted to $1,033,798, which consisted of aggregate gross unrealized appreciation of $1,359,501 and aggregate gross unrealized depreciation of $325,703.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date October 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date October 10, 2007

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date October 10, 2007

* Print the name and title of each signing officer under his or her signature.